INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES
14.	INCOME TAXES
(Loss) income before income tax consisted of:

	Year Ended December 31,
	2020	2019	2018
Macau operations	$(278,388)	$181,579	$137,918
Hong Kong and other jurisdictions operations	(127,715)	(137,548)	(158,119)

(Loss) income before income tax	$(406,103)	$44,031	$(20,201)

The income tax (credit) expense consisted of:

	Year Ended December 31,
	2020	2019	2018
Under provision of income taxes in prior years:
Macau Complementary Tax	$—	$—	$86

Income tax (credit) expense - deferred:
Macau Complementary Tax	(1,011)	402	458

Total income tax (credit) expense	$(1,011)	$402	$544

A reconciliation of the income tax (credit) expense from (loss) income before income tax per the accompanying consolidated statements of operations is as follows:

	Year Ended December 31,
	2020	2019	2018

(Loss) income before income tax	$(406,103)	$44,031	$(20,201)
Macau Complementary Tax rate	12%	12%	12%
Income tax (credit) expense at Macau Complementary Tax rate	(48,732)	5,284	(2,424)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(2,995)	—	—
Under provision in prior years	—	—	86
Effect of income for which no income tax expense is payable	(295)	—	(177)
Effect of expenses for which no income tax benefit is receivable	19,724	17,438	20,001
Effect of profits exempted from Macau Complementary Tax	—	(42,203)	(35,698)
Effect of tax losses that cannot be carried forward	10,768	—	—
Changes in valuation allowances	7,361	5,017	(1,456)
Expired tax losses	13,158	14,866	20,212

Income tax (credit) expense	$(1,011)	$402	$544

Studio City International and certain of its subsidiaries are exempt from tax in the Cayman Islands or British Virgin Islands (“BVI”), where they are incorporated, while
 one of these subsidiaries incorporated in BVI
is
subject to Hong Kong Profits Tax on income derived from Hong Kong during the years ended December 31, 2020 and 2019. The remaining subsidiaries of Studio City International incorporated in Macau and Hong Kong are subject to Macau Complementary Tax and Hong Kong Profits Tax, respectively, during the years ended December 31, 2020, 2019 and 2018.
Macau Complementary Tax and Hong Kong Profits Tax have been provided at

12
% and
16.5
% on the estimated taxable income earned in or

derived from Macau and Hong Kong, respectively, during the years ended December
31
,
2020
,
2019
and
2018
, if applicable.
Pursuant to the approval notice issued by the Macau government in January 2017, one of Studio City International’s subsidiaries in Macau was granted an extension of the Macau Complementary Tax exemption on profits generated from income received from Melco Resorts Macau under the Services and Right to Use Arrangements for an additional five years from 2017 to 2021, to the extent that such income is derived from Studio City gaming operations and has been subject to gaming tax. The non-gaming
profits and dividend distributions of such subsidiary to its shareholders continue to be subject to Macau Complementary Tax.
During the year ended December 31, 2020, the
subsidiary of Studio City International
did not have any profits generated from income received from Melco Resorts Macau under the Services and Right to Use Arrangements
.
During the years ended December 31, 2019 and 2018, had the
subsidiary of
Studio City International
 not received the income tax exemption on profits generated from income received from Melco Resorts Macau under the Services and Right to Use Arrangements, the Company’s

consolidated net

incom
e

attributable to Studio City International Holdings Limited for the year ended December 31, 2019 would have been decreased by $32,467 and diluted net income attributable to Studio City International Holdings Limited per Class A ordinary share would have been decreased by $0.134 per share, and the Company’s consolidated net loss attributable to Studio City International Holdings Limited for the year ended December 31, 2018 would have been increased by $33,835 and diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share would have been increased by $0.177 per share.
The effective tax rates for the years ended December 31, 2020, 2019 and 2018 were 0.2%, 0.9% and (2.7)%, respectively. Such rates differ from the statutory Macau Complementary Tax rate of 12% primarily due to the effect of expenses for which no income tax benefit is receivable, the effect of expired tax losses and the effect of changes in valuation allowances for the relevant years together with the effect of tax losses that cannot be carried forward for the year ended December 31, 2020 and the effect of profits exempted from Macau Complementary Tax for the years ended December 31, 2019 and 2018.
The net deferred tax liabilities as of Dec
e
mber 31, 2020 and 2019 consisted of the following:

	December 31,
	2020	2019
Deferred tax assets
Net operating losses carried forward	$49,448	$45,658
Depreciation and amortization	27,004	18,166
Lease liabilities	2,176	1,754
Others	207	—

Sub-total	78,835	65,578

Valuation allowances	(75,867)	(63,869)

Total deferred tax assets	2,968	1,709

Deferred tax liabilities
Right-of-use assets	(2,086)	(1,709)
Unrealized capital allowances	(1,330)	(1,453)

Total deferred tax liabilities	(3,416)	(3,162)

Deferred tax liabilities, net	$(448)	$(1,453)

As of December 31, 2020 and 2019, valuation allowances of $75,867 and $63,869 were provided, respectively, as management believes it is more likely than not that these deferred tax assets will not be realized. As of December 31, 2020, adjusted operating tax losses carr ied
 forward, amounting to $135,869, $131,364 and $144,836 will expire in 2021, 2022 and 2023, respectively. Adjusted operating tax losses carried forward of $109,654 expired during the year ended December 31, 2020.
Deferred tax, where applicable, is provided under the asset and liability method at the enacted statutory income tax rate of the respective tax jurisdictions, applicable to the respective financial years, on the difference between the consolidated financial statements carrying amounts and income tax base of assets and liabilities.
Undistributed earnings of a foreign subsidiary of Studio City International available for distribution to Studio City International of approximately $892,924 and $982,864 as at December 31, 2020 and 2019, respectively, are considered to be indefinitely reinvested. Accordingly, no provision has been made for the dividend withholding taxes that would be payable upon the distribution of those amounts to Studio City International. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, Studio City International would have to record a deferred income tax liability in respect of those undistributed earnings of approximately $107,151 and $117,944 as at December 31, 2020 and 2019, respectively.
The Company concluded that there were no significant uncertain tax positions requiring recognition in the accompanying consolidated financial statements for the years ended December 31, 2020, 2019 and 2018 and there are no material unrecognized tax benefits which would favorably affect the effective income tax rates in future periods. As of December 31, 2020 and 2019, there were no interest and penalties related to uncertain tax positions recognized in the accompanying consolidated financial statements. The Company does not anticipate any significant increases or decreases in unrecognized tax benefits within the next twelve months.
Income tax returns of Studio City International’s subsidiaries remain open and subject to examination by the tax authorities of Macau and Hong Kong until the statute of limitations expire in each corresponding jurisdiction. The statute of limitations in Macau and Hong Kong are five years and six years, respectively.